Borrowings (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Borrowings
Weighted average interest rate (as a percent)	5.70%	6.07%
Principal amount of short-term borrowings	¥ 2,194,957	¥ 2,275,533
Principal amount of long-term borrowings	2,461,017	1,902,400
Unused lines of credit	1,227,021
Interest incurred	274,476	267,718	¥ 278,190
Interest capitalized in the cost of property, plant and equipment and project assets	25,094	38,053	¥ 37,495
Future principal repayments on the long-term borrowings
2016	238,400
2017	537,812
2018	612,874
2019	806,064
Thereafter	504,267
Total	2,699,417
Huaxia Bank | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Borrowings
Maximum borrowing capacity	¥ 200,000
Maximum gearing ratio	65.00%
Industrial and Commercial Bank of China
Borrowings
Net book value of project assets pledged as collateral	¥ 601,226	310,029
Industrial and Commercial Bank of China | Dunhuang JA Solar Power Development Co., Ltd ("JA Dunhuang")
Borrowings
Maximum borrowing capacity	¥ 588,000
Maximum months in row percentage of bad debt provision in account receivable	2 months
Maximum ratio of overdued accounts receivable	45.00%
China Construction Bank | JingAo Solar Co., Ltd. ("JA Hebei")
Borrowings
Maximum borrowing capacity	¥ 194,000
Maximum gearing ratio	55.00%
Minimum current ratio	1.6
Minimum quick ratio	1.5
Maximum ratio of long-term investment to net asset	30.00%
Maximum ratio of external guarantee to net asset	55
China Construction Bank | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Borrowings
Maximum borrowing capacity	¥ 20,000
Maximum gearing ratio	65.00%
Number of consecutive months	3 months
Minimum current ratio	0.6
Maximum ratio of contingent liability to net assets	6.00%
Maximum ratio of long-term investment to net asset	90.00%
Lines of credit
Borrowings
Amount drawn down of the credit facility	¥ 0	0
Lines of credit | China Development Bank Shanghai Branch
Borrowings
Maximum borrowing capacity	¥ 30,000,000
Borrowings from non financial institutions | Huanengtiancheng financing lease co.,LTD
Borrowings
Interest rate (as a percent)	7.10%
Principal amount of short-term borrowings		0
Principal amount of long-term borrowings		¥ 0
Unsecured short-term bank borrowings
Borrowings
Weighted average interest rate (as a percent)	4.79%	5.66%
Interest rate, minimum (as a percent)	1.23%	1.35%
Interest rate, maximum (as a percent)	6.16%	7.82%
Principal amount of short-term borrowings	¥ 1,880,277	¥ 2,090,953
Short-term borrowings secured by restricted cash
Borrowings
Interest rate, minimum (as a percent)		6.15%
Principal amount of short-term borrowings	¥ 0	¥ 600
Short-term bank borrowings secured by assets
Borrowings
Weighted average interest rate (as a percent)	6.05%	6.53%
Interest rate, minimum (as a percent)	4.00%	6.15%
Interest rate, maximum (as a percent)	7.00%	6.90%
Principal amount of short-term borrowings	¥ 307,468	¥ 183,980
Short-term bank borrowings secured by assets | Industrial Bank Co., Ltd.
Borrowings
Bank borrowing loan against asset	140,000
Net book value of buildings pledged as collateral	85,599
Short-term bank borrowings secured by assets | Bank of Construction
Borrowings
Bank borrowing loan against asset	52,468
Net book value of buildings pledged as collateral	135,100
Short-term bank borrowings secured by assets | Huaxia Bank
Borrowings
Long-term bank loan secured by pledge of buildings	80,000
Short-term bank borrowings secured by assets | Bank of Jiangsu
Borrowings
Bank loan secured by pledge of prepaid land use rights	35,000
Net book value of buildings pledged as collateral	31,974
Net book value of prepaid land use rights pledged as collateral	10,454
Short-term bank borrowings secured by assets | Donghai Jingtian Construction Corp
Borrowings
Net book value of prepaid land use rights pledged as collateral	25,500
Short-term bank borrowings from non-financial institution | Huanengtiancheng financing lease co.,LTD
Borrowings
Principal amount of short-term borrowings	7,212
Long-term loan | Agriculture Bank of China
Borrowings
Bank loan secured by pledge of prepaid land use rights	22,900
Net book value of prepaid land use rights pledged as collateral	72,488
Long-term loan | Industrial and Commercial Bank of China
Borrowings
Bank loan secured by pledge of prepaid land use rights	1,440,000
Net book value of prepaid land use rights pledged as collateral	¥ 209,332
Unsecured long-term bank borrowings
Borrowings
Weighted average interest rate (as a percent)	6.04%	6.64%
Interest rate, minimum (as a percent)	1.65%	6.52%
Interest rate, maximum (as a percent)	6.60%	6.77%
Principal amount of long-term borrowings	¥ 429,229	¥ 157,000
Long-term borrowings secured by restricted cash | Bank of Xingtai
Borrowings
Loan secured by restricted cash balance	17,400
Restricted cash collateral amount	20,000
Long term bank borrowings secured by assets | Agriculture Bank of China
Borrowings
Long-term bank loan secured by pledge of buildings	69,100
Bank loan secured by pledge of prepaid land use rights	22,900
Net book value of buildings pledged as collateral	205,051
Net book value of prepaid land use rights pledged as collateral	72,488
Long term bank borrowings secured by assets | Industrial and Commercial Bank of China
Borrowings
Long-term bank loans secured by pledge of project assets	588,000
Net book value of project assets pledged as collateral	601,226
Long term bank borrowings secured by assets | Hefei High-Tech Industrial Development Zone Management Co., Ltd
Borrowings
Long-term entrustment loan secured by pledge of property, plant and equipment and land use rights	1,440,000
Net book value of buildings, machineries and equipment and construction in progress pledged as collateral	776,800
Net book value of prepaid land use rights pledged as collateral	¥ 209,332
Long-term bank borrowings secured by assets including restricted cash
Borrowings
Weighted average interest rate (as a percent)	6.28%	6.46%
Interest rate, minimum (as a percent)	1.65%	6.15%
Interest rate, maximum (as a percent)	7.01%	7.01%
Principal amount of long-term borrowings	¥ 2,137,400	¥ 1,767,400
Long-term bank borrowings from non-financial institution | Huanengtiancheng financing lease co.,LTD
Borrowings
Principal amount of long-term borrowings	¥ 132,788
Minimum
Borrowings
Maturity period	1 month
Maximum
Borrowings
Maturity period	182 months